UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES


                  Investment Company Act file number 811-21419


                                SPARX Funds Trust

               (Exact name of registrant as specified in charter)


                  360 Madison Avenue, New York, New York, 10017

               (Address of principal executive offices) (Zip code)


                                Erik C. Kleinbeck
                     SPARX Investment & Research, USA, Inc.
                               360 Madison Avenue
                            New York, New York 10017
                     (Name and address of agent for service)



Registrant's telephone number, including area code:  (212) 452-5000


Date of fiscal year end: October 31


Date of reporting period: April 30, 2006


Item 1. Reports to Stockholders

SPARX JAPAN FUND [LOGO]

APRIL 30, 2006

SEMI-ANNUAL REPORT

SPARX JAPAN FUND [LOGO]

SPARX Japan Fund

LETTER TO SHAREHOLDERS

APRIL 30, 2006
DEAR INVESTORS:

FUND COMMENTARY
For the six-month period ended April 30, 2006, the Investor Shares of the SPARX Japan Fund had a total return of +17.26% and the Institutional Shares of the Fund had a total return of +17.43%, while the TOPIX rose +22.18% and +19.42% in dollar and yen terms, respectively, over the same period.1 Please see the Fund overview following this letter for more detailed information about the Fund's performance. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED HERE. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-632-1320 OR VISIT THE FUND'S WEBSITE AT WWW.SPARXFUNDS.COM.

For the six-month period mentioned above, the Fund's long-term holdings of large-cap company stocks made positive contributions to its performance. Shares of manufacturers of heavy machinery such as excavators, including Komatsu, Ltd.2 and Hitachi Construction Machinery Co., Ltd.,2 performed very well on the back of strong demand for their products from emerging economies. The performance of Sumitomo Metal Mining Co., Ltd.2 was also particularly strong, due to a sharp advance in gold prices. Also, major bank stocks gained, reflecting Japanese Core Consumer Price Index ("Core CPI") data that indicated a shift from a deflationary environment to an inflationary one. However, the Fund's mid- and small-cap holdings such as World Logi Co., Ltd.2 and NEOMAX Co., Ltd.2 which had been the leading performers in the past, began to lag the performance of larger cap holdings.

MARKET COMMENTARY
The first half of the Fund's semi-annual period began on a high note following a strong rally in the Japanese stock market in the summer of 2005. Notably, shares of companies in interest-rate sensitive sectors, such as real estate and banking, rose on growing expectations for an end to deflation. That came as figures for Core CPI, one of the most closely watched indicators by the Japanese central bank, showed year-on-year positive growth in November. Meanwhile, share prices of small- and mid-cap companies advanced rapidly toward the end of 2005, with a significant percentage of trading volume coming from Japanese individual investors.

However, 2006 started out with more turbulence triggered by the January 16th raid on the headquarters of Internet services provider livedoor Co., Ltd.2 by Tokyo prosecutors investigating accounting fraud allegations. Although the scandal hurt shares of mid- and small-cap stocks, especially those listed along with livedoor Co., Ltd. on the TSE Mothers Index,1 larger company stocks saw relatively slight declines. And, in reaction to the March 9th decision by the Bank of Japan to end its "quantitative easing" loose monetary policy, the broader equity market regained its form.

MARKET OUTLOOK AND INVESTMENT STRATEGY
As a result of these incidents and the volatility in the stock market, the Fund's managers believe the recent scandals could lead to positive developments in the market, such as stronger internal corporate reporting systems, stricter regulations for listed companies, and greater accountability on the part of senior management. Additionally, we believe there will be a reshuffling of investment funds toward companies with superior corporate governance standards. Companies that lack strong internal safeguards to prevent fraud and misconduct will likely be pushed further down on investors' lists of preferred companies.

Despite the market volatility in the first few months of 2006, we have not changed our underlying view on the Japanese economy and corporate performance, both of which reflect a current trend of economic expansion. We expect exports to Asia to be centered on fast-growing China. Capital expenditure, which has been leading the economic expansion since 2002, should also continue to play a leading role in the expansion of the Japanese economy. We anticipate the steady economic expansion to have a very broad base. Our research indicates the non-manufacturing sector is planning to increase its capital expenditure by double-digits for the first time in 15 years. Meanwhile, major manufacturers have shown steady performance as well. In order to consolidate stable and sustainable growth for the future, we believe private consumption must grow to more than a 60% share of Japan's gross domestic product. As the economy expands, the labor market should continue to tighten, and we expect higher wage growth to flow through to increased consumer spending. The jobs-to-applicants ratio has improved consistently since hitting its low point in 2002, and the current unemployment rate is at the lowest level since 1998: 4.1%.

As for future prospects, the Fund management believes there is a possibility that the recent scandals and the resulting drop in stock prices will have a positive effect on corporate managers, particularly those at venture enterprises. But Japanese companies may have become more aware of, and sensitive to, the ramification of their public informational announcements. This caution appears prevalent in a recent spate of corporate earnings projections for the upcoming fiscal year. Unlike companies in the U.S. and Europe, Japanese companies traditionally disclose annual forecasts. Companies with stocks listed on the small- and mid-cap heavy JASDAQ, TSE Mothers, and OSE Hercules Indices1 project an average 8% growth rate in revenue and 16% growth in recurring profit for the current fiscal year. That is higher than aggregate earnings estimates at larger public Japanese companies listed on the major stock indices, which forecast revenue growth averaging about 5%, and recurring profit close to 1.5% for the fiscal year ending March 2007.

The Fund will continue to seek value-oriented investment opportunities. In terms of the supply and demand balance in the stock market, foreign investors, who had been at the forefront of the Japanese market's gains, became net sellers for the first time since May 2004. What is more, there appear to be lingering concerns in the market about a build-up in speculative margin buying on the part of individual investors, which may produce greater short-term volatility in the market. However, we believe that the actions of individual investors are not necessarily a negative since their large cash transactions still make them net buyers despite the growth of margin accounts.

In the first quarter of 2006, the market was very unstable, and we believe this might continue in the short term. But, as previously stated, we have not changed our overall assessment of the Japanese equity market, which has been in a long-term upswing trend since bottoming-out in April 2003. We believe the Fund is well positioned to benefit from Japan's structural change into a more "Anglo-American" style, market-driven system. Further, our research indicates Japan is in the midst of a broad cyclical recovery following a long recession dating to the collapse of an asset price "bubble" which peaked in 1989. We expect to see more of the estimated 1,400 trillion yen in Japanese individuals' financial assets migrate from low-yield bank accounts into equities. Another factor likely to buoy the market includes Japanese companies' active business relationships--as both importers and exporters--with Asia's emerging economies.

Sincerely,


Shuhei Abe                                              Kahori Ando
Co-Portfolio Manager                           Co-Portfolio Manager





1 Returns for indices, as well as the Fund, take into account the reinvestment of dividends. The TOPIX, also known as the Tokyo Price Index, is an unmanaged, capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. The TSE Mothers Index is an unmanaged, capitalization-weighted index of all stocks listed on the Mothers Section. The TSE Mothers Index generally consists of high-growth start-up companies. The JASDAQ Stock Index is a capitalization-weighted index of all JASDAQ stocks except the Bank of Japan. The OSE Hercules Index is a market value index of all companies listed on the Hercules market. The Hercules market generally consists of small- and medium-scale venture enterprises. The indices are referred to for comparative purposes only and are not intended to parallel the risk or investment style of the Fund. Investors cannot invest directly in an index.

2 See the accompanying Portfolio of Investments for the percentage of the Fund's portfolio represented by the securities or sectors mentioned in this letter. Portfolio composition will change over time due to ongoing management of the Fund. References to specific securities and their issuers and to sectors are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations of the Fund, its adviser or distributor to purchase or sell such securities. Portfolio holdings are subject to change daily.

SPARX Japan Fund Overview
AVERAGE ANNUAL TOTAL RETURNS* (Unaudited)

                                                   One Year         Since Inception (10/31/03)
                                              3/31/06    4/30/06         3/31/06  4/30/06
----------------------------------------------------------------------------------------------------
SPARX Japan Fund - Institutional Shares       48.04%     47.45%          38.68%   36.23%
SPARX Japan Fund - Investor Shares            47.64%     47.08%          38.48%   36.01%
TOPIX**                                       34.56%     42.64%          21.16%   21.61%





THE PERFORMANCE DATA QUOTED HERE REPRESENTS PAST PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-632-1320 OR VISIT WWW.SPARXFUNDS.COM.

 * Total return measures change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Total return reflects aggregate change and is not annualized.

 **The TOPIX, also known as the Tokyo Price Index, is an unmanaged, capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. Returns shown for the TOPIX are calculated in JPY and take into account the reinvestment of dividends. The Index is referred to for comparative purposes only and is not intended to parallel the risk of investment style of the Fund. You cannot invest directly in an index.

The performance returns for the Fund reflect a fee waiver in effect. In the absence of such waiver, the returns for the Institutional Shares are estimated to be 48.04% and 47.45% for the one year periods ended 3/31/06 and 4/30/06, respectively, and 38.68% and 36.23% for the average annual periods from the inception on 10/31/03 through 3/31/06 and 4/30/06, respectively; the returns for the Investor Shares are estimated to be 47.64% and 47.08% for the one year periods ended 3/31/06 and 4/30/06, respectively, and 38.48% and 36.01% for the average annual periods from the inception on 10/31/03 through 3/31/06 and 4/30/06, respectively. THE FUND ACHIEVED A SIGNIFICANT PORTION OF ITS PERFORMANCE DURING THIS SHORT PERIOD SINCE INCEPTION DUE TO INVESTMENTS IN INITIAL PUBLIC OFFERINGS AND THE RELATIVELY SMALL SIZE OF THE FUND. Performance for the Investor Shares includes the effect of a 12b-1 fee in the amount of 0.25%. A redemption fee of 2.00% may be imposed on redemptions or exchanges of shares you have owned for 60 days or less. Please see the prospectus for more information.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors. Because of the Fund's concentration in securities issued by companies located in Japan, the Fund will be particularly subject to the risks of any adverse social, political and economic events which occur in Japan or affect Japanese markets, and the value of the Fund's shares may be more volatile than funds that do not similarly concentrate their investments. In addition, because the Fund's portfolio may hold securities of fewer issuers than other diversified funds, the Fund is more exposed to individual stock volatility and market pressures than funds investing in a larger number of securities.

INVESTMENTS BY SECTOR (Unaudited)

(AS A PERCENTAGE OF LONG-TERM INVESTMENTS)


Banks.......................................11.47%
Communication................................6.20%
Electric Appliances..........................8.74%
Glass & Ceramics Products....................3.38%
Machinery....................................7.03%
Nonferrous Metals............................3.61%
Other*.......................................6.74%
Other Products..............................10.40%
Pharmaceuticals..............................3.30%
Precision Instruments........................3.17%
Real Estate Services.........................3.17%
Retail Trade................................11.02%
Rubber Products .............................3.06%
Services.....................................6.43%
Textiles & Apparel...........................2.63%
Transportation Equipment.....................7.39%
Warehousing & Harbor Transportation Services.2.26%





* All remaining sectors







--------------------------------------------------------------------------------
The SPARX Japan Fund proxy voting guidelines and a record of the Funds' proxy votes for the most-recent period ended June 30th are available by the following August 31st without charge, upon request, by calling 1-800-632-1320 and on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's most recent and historical Form N-Qs are available on the EDGAR database on the SEC's website at www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
--------------------------------------------------------------------------------

SPARX Japan Fund

EXPENSE EXAMPLE  (Unaudited)

FOR THE SIX MONTHS ENDED APRIL 30, 2006

As a shareholder of the SPARX Japan Fund, you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions; and (2) ongoing costs, including management fees, distribution (12b-1) fees (Investor class of shares only), and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006 (the "period").

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of either of the classes. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

SPARX Japan Fund


EXPENSES PAID DURING THE PERIOD
                                                INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                                                          Expenses paid
                        Beginning account       Ending account value     during the period
                      value November 1, 2005       April 30, 2006      ended April 30, 2006(1)
---------------------------------------------------------------------------------------------------------------------------------
Actual Example              $1,000.00                $1,174.30                 $6.74

Hypothetical Example,
assuming a 5% return
before expenses             $1,000.00                $1,018.82                 $6.26


                                            INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                                                          Expenses paid
                        Beginning account       Ending account value     during the period
                      value November 1, 2005       April 30, 2006      ended April 30, 2006(1)
---------------------------------------------------------------------------------------------------------------------------------
Actual Example              $1,000.00                $1,172.60                 $8.08

Hypothetical Example,
assuming a 5% return
before expenses             $1,000.00                $1,017.53                 $7.50

1 Expenses are equal to the Fund's annualized expense ratios (1.25% for the Institutional Shares, and 1.50% for the Investor Shares), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SPARX Japan Fund


PORTFOLIO OF INVESTMENTS

APRIL 30, 2006 (Unaudited)


  SHARES                                                                               VALUE
-----------------------------------------------------------------------------------------------

               COMMON STOCKS                         94.7%

               BANKS                                 10.9%
    104,000    Bank of the Ryukyus, Ltd.                                            $3,050,120
        710    Mizuho Financial Group, Inc.                                          6,035,544
        918    Sumitomo Mitsui Financial Group, Inc.                                10,045,962
                                                                               ---------------
                                                                                    19,131,626
                                                                               ---------------
               CHEMICALS                              0.8%
     37,180    Kose Corp.                                                            1,350,816
                                                                               ---------------
               COMMUNICATION                          5.9%
         50    Advanced Media, Inc.*                                                   273,145
         50    DDS, Inc.*                                                              984,898
      1,604    Fuji Television Network, Inc.                                         3,974,016
     23,700    Otsuka Corp.                                                          2,840,473
      3,904    Yahoo! Japan Corp.                                                    2,269,430
                                                                               ---------------
                                                                                    10,341,962
                                                                               ---------------
               ELECTRIC APPLIANCES                    8.3%
      9,600    Cosel Co., Ltd.                                                         446,277
    237,700    Densei-Lambda K.K.                                                    3,920,567
    213,000    Neomax Co., Ltd.                                                      6,097,702
     22,500    Nidec Copal Electronics Corp.                                           177,873
     31,400    Nidec Corp.                                                           2,413,587
        734    Wacom Co., Ltd.                                                       1,529,367
                                                                               ---------------
                                                                                    14,585,373
                                                                               ---------------
               FISHERY, AGRICULTURE
               & FORESTRY                             0.8%
    300,000    Nippon Suisan Kaisha, Ltd.                                            1,470,781
                                                                               ---------------
               FOODS                                  1.2%
    209,000    Calpis Co., Ltd.                                                      2,047,459
                                                                               ---------------
               GLASS & CERAMICS
               PRODUCTS                               3.2%
    136,000    Nippon Electric Glass Co., Ltd.                                       3,059,926
    533,000    Taiheiyo Cement Corp.                                                 2,585,091
                                                                               ---------------
                                                                                     5,645,017
                                                                               ---------------
               LAND TRANSPORTATION                    0.9%
    430,000    Nagoya Railroad Co., Ltd.                                             1,573,561
                                                                               ---------------

SPARX Japan Fund

APRIL 30, 2006 (Unaudited)


  SHARES                                                                               VALUE
-----------------------------------------------------------------------------------------------

               MACHINERY                              6.6%
     73,000    Inoue Kinzoku Kogyo Co., Ltd.                                        $1,405,997
    159,000    Komatsu, Ltd.                                                         3,389,494
     41,200    Shima Seiki Manufacturing, Ltd.                                       1,029,775
    181,000    THK Co., Ltd.                                                         5,894,682
                                                                               ---------------
                                                                                    11,719,948
                                                                               ---------------
               METAL PRODUCTS                         1.7%
    170,000    NHK Spring Co., Ltd.                                                  1,964,544
     35,000    Rinnai Corp.                                                            962,136
                                                                               ---------------
                                                                                     2,926,680
                                                                               ---------------
               NONFERROUS METALS                      3.4%
    416,000    Sumitomo Metal Mining Co., Ltd.                                       6,027,402
                                                                               ---------------
               OTHER PRODUCTS                         9.8%
    148,500    Arrk Corp.                                                            5,317,269
    145,000    Asics Corp.                                                           1,763,230
    170,000    Cleanup Corp.                                                         1,922,872
     81,500    Fuji Seal International, Inc.                                         2,425,914
    282,700    Namco Bandai Holdings, Inc.                                           4,061,376
     46,000    Nissha Printing Co., Ltd.                                             1,856,511
                                                                               ---------------
                                                                                    17,347,172
                                                                               ---------------
               PHARMACEUTICALS                        3.1%
    110,100    Daiichi Sankyo Co., Ltd.                                              2,829,009
     86,800    Hisamitsu Pharmaceutical Co., Inc.                                    2,667,262
                                                                               ---------------
                                                                                     5,496,271
                                                                               ---------------
               PRECISION INSTRUMENTS                  3.0%
      5,700    Medkit Co., Ltd.                                                      3,208,667
    146,600    Nidec Copal Corp.                                                     2,071,459
                                                                               ---------------
                                                                                     5,280,126
                                                                               ---------------
               REAL ESTATE SERVICES                   3.0%
     27,900    Leopalace21 Corp.                                                     1,084,491
     16,700    Sumitomo Real Estate Sales Co., Ltd.                                  1,100,906
     50,500    Tokyu Livable, Inc.                                                   3,108,032
                                                                               ---------------
                                                                                     5,293,429
                                                                               ---------------
               RETAIL TRADE                          10.4%
     84,400    Chiyoda Co., Ltd.                                                     2,357,067
        964    Link Theory Holdings Co., Ltd.                                        5,578,499

SPARX Japan Fund

APRIL 30, 2006 (Unaudited)




  SHARES                                                                               VALUE
----------------------------------------------------------------------------------------------

               RETAIL TRADE (CONT.)
    105,100    Nafco Co., Ltd.                                                      $4,122,110
        790    Narumiya International Co., Ltd.                                      1,583,804
     87,100    Saizeriya Co., Ltd.                                                   1,313,077
     18,300    Segami Medics Co., Ltd.                                                 409,337
    129,200    Sugi Pharmacy Co., Ltd.                                               3,020,039
                                                                               ---------------
                                                                                    18,383,933
                                                                               ---------------
               RUBBER PRODUCTS                        2.9%
    210,000    Bridgestone Corp.                                                     5,101,773
                                                                               ---------------
               SERVICES                               6.1%
        544    Intelligence, Ltd.                                                    1,604,973
     49,700    Kyoritsu Maintenance Co., Ltd.                                        1,957,978
        658    Rakuten, Inc.                                                           529,972
        906    Round One Corp.                                                       4,187,945
        400    SBS Holdings, Inc.                                                    1,698,402
     10,110    USS Co., Ltd.                                                           754,101
                                                                               ---------------
                                                                                    10,733,371
                                                                               ---------------
               TEXTILES & APPAREL                     2.5%
    180,000    Japan Vilene Co., Ltd.                                                1,304,793
    350,000    Sanyo Shokai, Ltd.                                                    3,076,384
                                                                               ---------------
                                                                                     4,381,177
                                                                               ---------------
               TRANSPORTATION
               EQUIPMENT                              7.0%
     58,200    F.C.C. Co., Ltd.                                                      1,286,540
     78,200    Nidec Tosok Corp.                                                     1,085,797
    243,500    Suzuki Motor Corp.                                                    5,926,286
     69,000    Toyota Motor Corp.                                                    4,023,112
                                                                               ---------------
                                                                                    12,321,735
                                                                               ---------------
               WAREHOUSING & HARBOR
               TRANSPORTATION SERVICES                2.1%
    153,400    Kintetsu World Express, Inc.                                          3,767,012
                                                                               ---------------

               WHOLESALE TRADE                        1.1%
     85,600    Misumi Group, Inc.                                                    1,877,242
                                                                               ---------------

               TOTAL COMMON STOCKS (Cost $146,281,743)                             166,803,866
                                                                               ---------------


SPARX Japan Fund

APRIL 30, 2006 (Unaudited)




PRINCIPAL
  AMOUNT                                                                               VALUE
----------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS

               UMB Bank Money Market                  4.7%
               Fiduciary, 3.19%
 $8,231,614    (Cost $8,231,614)                                                    $8,231,614
                                                                               ---------------
               TOTAL INVESTMENTS
               (Cost $154,513,357)                   99.4%                         175,035,480

               CASH AND OTHER
               ASSETS LESS LIABILITIES                0.6%                           1,040,460
                                                                               ---------------
               NET ASSETS                           100.0%                        $176,075,940
                                                                               ===============





FORWARD CURRENCY CONTRACT OPEN AT APRIL 30, 2006
------------------------------------------------------------------------------------------------------------------------------------

                               CONTRACT AMOUNT                   CURRENCY        UNREALIZED
SETTLEMENT DATE        RECEIVE              DELIVER                VALUE            LOSS
--------------------------------------------------------------------------------------------------
May 31, 2006      18,929,400,007 JPY    $165,689,184 USD        $166,501,963     $(812,779)
--------------------------------------------------------------------------------------------------
    Total                                                                        $(812,779)



SUMMARY OF INVESTMENTS BY COUNTRY
------------------------------------------------------------------------------------------------------------------------------------

                                                PERCENT OF
                                                INVESTMENT
COUNTRY                                         SECURITIES                               VALUE
--------------------------------------------------------------------------------------------------
Japan                                              95.3%                          $166,803,866
United States                                       4.7                              8,231,614
--------------------------------------------------------------------------------------------------
Total                                             100.0%                          $175,035,480
--------------------------------------------------------------------------------------------------


*  Non-income producing.
The accompanying notes are an integral part of the financial statements.

SPARX Japan Fund


STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

APRIL 30, 2006

ASSETS
  Investments at value (cost $154,513,357)                                        $175,035,480
  Foreign currency (cost $569,905)                                                     573,449
  Receivable for investments sold                                                    2,229,143
  Receivable for capital stock sold                                                    464,111
  Interest and dividends receivable                                                    560,569
  Prepaid expenses and other assets                                                     82,078
                                                                              ----------------

  Total assets                                                                     178,944,830
                                                                              ----------------
LIABILITIES
  Payable for investments purchased                                                  1,135,856
  Unrealized loss on foreign currency exchange contracts                               812,779
  Payable for shares redeemed                                                          167,257
  Due to custodian                                                                     554,616
  Investment advisor fees                                                               61,003
  Accrued distribution fee                                                              11,708
  Accrued expenses                                                                     125,671
                                                                              ----------------
  Total liabilities                                                                  2,868,890
                                                                              ----------------
NET ASSETS                                                                        $176,075,940
                                                                              ================
NET ASSETS CONSIST OF
  Paid-in-capital                                                                 $155,195,320
  Accumulated net investment loss                                                     (738,484)
  Accumulated net realized gain on investments and
     foreign currency transactions                                                   1,894,878
  Net unrealized appreciation on investments and
     foreign currency translations                                                  19,724,226
                                                                              ----------------
NET ASSETS                                                                        $176,075,940

INSTITUTIONAL SHARES:
  Net assets                                                                      $120,595,158
  Shares outstanding ($0.001 par value, unlimited shares authorized)                 6,119,081
  Net asset value, offering and redemption price per share*                             $19.71

INVESTOR SHARES:
  Net assets                                                                       $55,480,782
  Shares outstanding ($0.001 par value, unlimited shares authorized)                 2,823,289
  Net asset value, offering and redemption price per share*                             $19.65
                                                                              ================

*See note 2.j. for information regarding redemption fees.

The accompanying notes are an integral part of the financial statements.

SPARX Japan Fund


STATEMENT OF OPERATIONS (Unaudited)

FOR THE SIX MONTHS ENDED APRIL 30, 2006

INVESTMENT INCOME
  Dividends from securities (net of $45,411 of non-reclaimable
     foreign withholding taxes)                                                       $603,322
  Interest                                                                             172,111
                                                                              ----------------

  Total investment income                                                              775,433
                                                                              ----------------

EXPENSES
  Investment advisory fees                                                             711,290
  Professional fees                                                                    146,475
  Administrative and fund accounting fees                                               70,724
  Distribution fees - Investor shares                                                   63,100
  Transfer agent fees and expenses - Investor shares                                    47,804
  Custody fees                                                                          46,164
  Federal and state registration fees - Institutional shares                            23,199
  Trustees' fees                                                                        22,534
  Transfer agent fees and expenses - Institutional shares                               19,367
  Reports to shareholders - Institutional shares                                        16,495
  Reports to shareholders - Investor shares                                             15,145
  Federal and state registration fees - Investor shares                                 14,247
  Insurance premiums                                                                     6,224
  Miscellaneous expenses                                                                21,543
                                                                              ----------------
  Total expenses before fee waivers and reimbursement                                1,224,311
  Fee waivers and expenses reimbursed                                                 (272,097)
                                                                              ----------------
     Net expenses                                                                      952,214

NET INVESTMENT LOSS                                                                   (176,781)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                                   2,162,780
  Net realized loss on foreign currency transactions                                  (262,804)
  Change in unrealized appreciation/depreciation on investments
     and foreign currency translations                                              15,230,338
                                                                              ----------------

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $16,953,533
                                                                              ================


   The accompanying notes are an integral part of the financial statements.

SPARX Japan Fund


STATEMENT OF CHANGES IN NET ASSETS

                                                                    For the Six
                                                                    Months Ended     For the
                                                                      4/30/06       Year Ended
                                                                     (Unaudited)     10/31/05

OPERATIONS
  Net investment loss                                                $(176,781)       $(43,231)
  Net realized gain on investments                                   2,162,780       1,172,508
  Net realized gain/(loss) on foreign currency transactions           (262,804)      2,607,493
  Change in unrealized appreciation/depreciation
    on investments and foreign currency translations                15,230,338       4,225,111
                                                                 --------------------------------

  Net increase in net assets resulting from operations              16,953,533       7,961,881
                                                                 --------------------------------

DISTRIBUTIONS
  From investment income
     Institutional shares                                           (1,970,826)              --
     Investor shares                                                (1,360,343)              --
  From capital gains
     Institutional shares                                             (596,508)       (462,097)
     Investor shares                                                  (415,773)       (140,478)
                                                                 --------------------------------

     Total distributions                                            (4,343,450)       (602,575)
                                                                 --------------------------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares
     Institutional shares                                           73,671,355      39,949,649
     Investor shares                                                45,172,743      19,807,351
  Proceeds from reinvestment of dividends
     Institutional shares                                            2,555,947         457,917
     Investor shares                                                 1,734,678         138,781
  Redemption of shares
     Institutional shares                                          (17,179,300)       (578,785)
     Investor shares                                               (19,187,633)     (1,232,202)
  Redemption fees                                                       44,182           3,784
                                                                 --------------------------------
     Net increase from
     capital share transactions                                     86,811,972      58,546,495

TOTAL INCREASE IN NET ASSETS                                        99,422,055      65,905,801
NET ASSETS
  Beginning of period                                               76,653,885      10,748,084
                                                                 --------------------------------
  End of period                                                   $176,075,940     $76,653,885
                                                                 ================================
  Undistributed net investment income                                 $268,732      $2,769,466



The accompanying notes are an integral part of the financial statements.

SPARX Japan Fund


STATEMENT OF CHANGES IN NET ASSETS
(CONT.)

                                                 For the Six
                                                 Months Ended     For the
                                                   4/30/06       Year Ended
                                                 (Unaudited)      10/31/05

TRANSACTIONS IN SHARES
  INSTITUTIONAL:
     Shares sold                                  3,833,080       2,441,691
     Shares redeemed                               (899,974)        (40,837)
     Shares reinvested                              137,936          35,580
                                               ---------------------------------
     Net increase                                 3,071,042       2,436,434
                                               =================================

  INVESTOR:
     Shares sold                                  2,394,728       1,227,662
     Shares redeemed                             (1,014,004)        (86,146)
     Shares reinvested                               93,817          10,800
                                               ---------------------------------
     Net increase                                 1,474,541       1,152,316
                                               =================================


   The accompanying notes are an integral part of the financial statements.

SPARX Japan Fund


FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                               INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                                         For the Six
                                                        Months Ended    For the      For the
                                                           4/30/06     Year Ended   Year Ended
                                                         (Unaudited)    10/31/05     10/31/04

SELECTED PER SHARE DATA
  Net asset value, beginning of period                     $17.44         $13.31        $10.00
                                                        ----------------------------------------

  INCOME FROM
  INVESTMENT OPERATIONS
  Net investment loss                                       (0.03)         (0.02)        (0.04)
  Net realized and unrealized
     gain on investments                                     3.02           4.87          3.25
                                                        ----------------------------------------
  Total from investment operations                           2.99           4.85          3.21

  OTHER
  Distributions from investment income                      (0.56)            --            --
  Distributions from capital gains                          (0.17)         (0.72)           --
  Redemption fees                                            0.01             --(1)       0.10
                                                        ----------------------------------------

  NET ASSET VALUE, END OF PERIOD                           $19.71         $17.44        $13.31
                                                        ========================================
  Total return                                             17.43%(2)       38.41%        33.10%

SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period (in thousands)               $120,595        $53,166        $8,139

  Ratio to average net assets:
  Expenses, net of waivers and reimbursements               1.25%(3)       1.25%         1.25%
  Expenses, before waivers and reimbursements               1.57%(3)       3.63%         9.07%
  Investment loss,
     net of waivers and reimbursements                    (0.16)%(3)     (0.15)%       (0.34)%
  Investment loss,
     before waivers and reimbursements                    (0.48)%(3)     (2.53)%       (8.16)%
  Portfolio turnover rate                                     36%(2)         73%          125%



(1) Less than $0.01.
(2) Not annualized for periods less than one year.
(3) Annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

SPARX Japan Fund


FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                                  INVESTOR SHARES
                                                       ----------------------------------------
                                                         For the Six
                                                        Months Ended    For the      For the
                                                           4/30/06     Year Ended   Year Ended
                                                         (Unaudited)    10/31/05     10/31/04

SELECTED PER SHARE DATA
  Net asset value, beginning
     of period                                             $17.41         $13.28        $10.00
                                                        ----------------------------------------

  INCOME FROM INVESTMENT OPERATIONS
  Net investment loss                                       (0.02)         (0.06)        (0.08)
  Net realized and unrealized
     gain on investments                                     2.98           4.90          3.26
                                                        ----------------------------------------

  Total from investment operations                           2.96           4.84          3.18
                                                        ----------------------------------------

  OTHER
  Distributions from investment income                      (0.55)            --            --
  Distributions from capital gains                          (0.17)         (0.71)           --
  Redemption fees                                              --(1)          --(1)       0.10
                                                        ----------------------------------------

  NET ASSET VALUE, END OF PERIOD                           $19.65         $17.41        $13.28
                                                        ========================================
  Total return                                             17.26%(2)      38.36%        32.80%

SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period (in thousands)                $55,481        $23,488        $2,609

  Ratio to average net assets:
  Expenses, net of waivers and reimbursements               1.50%(3)       1.50%         1.50%
  Expenses, before waivers and reimbursements               2.00%(3)       4.24%        10.78%
  Investment loss,
     net of waivers and reimbursements                    (0.41)%(3)     (0.40)%       (0.59)%
  Investment loss,
     before waivers and reimbursements                    (0.91)%(3)     (3.14)%       (9.87)%
  Portfolio turnover rate                                     36%(2)         73%          125%



(1) Less than $0.01.
(2) Not annualized for periods less than one year.
(3) Annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

SPARX Japan Fund


NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2006 (Unaudited)

NOTE 1 - ORGANIZATION
SPARX Funds Trust (the "Trust") a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. SPARX Japan Fund (the "Fund") is a separate, diversified investment portfolio of the Trust. The Fund seeks long term capital appreciation. To pursue this objective, the Fund normally invests at least 80% of its assets in equity securities of Japanese companies. The Fund commenced operations on October 31, 2003.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

   A.  USE OF ESTIMATES
       The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

   B.  INVESTMENT VALUATION
       Equity securities are valued at the last reported sale price for the day of valuation. If there is no such reported sale and the valuation is based on the over-the-counter market, a security will be valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less may be valued at amortized cost, which approximates market value. If securities do not have readily available market quotations, including circumstances under which market prices are determined not to be accurate (such as events materially affecting the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. In fair valuing a portfolio security, relevant factors that may be considered include, (i) acquisition cost; (ii) the nature and frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) the registered nature of the security and the nature and duration of any restrictions on disposition; and (v) the market price of comparable securities (of the issuer or a related issuer of comparable companies in the same industry having similar financial and credit characteristics) with no legal or contractual restrictions on resale.

SPARX Japan Fund

APRIL 30, 2006 (Unaudited)

       Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other investment companies to calculate their net asset values. Since the Fund invests in Japanese securities, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or redeem your shares.

       Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

   C.  SECURITIES TRANSACTIONS AND INVESTMENT INCOME
       Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis.

   D.  FEDERAL INCOME TAXES
       The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal and state income and excise taxes.

   E.  SHARE CLASSES
       The Fund currently offers two classes of shares - Investor Shares and Institutional Shares. Each class is identical except for the minimum investment requirements and distribution fees which are charged to Investor Shares only. Each class has exclusive voting rights with respect to matters that affect their respective class.

       Investment income, realized and unrealized gains and losses are allocated to each class based on relative net assets. Expenses that are directly attributable to a specific class (which include distribution fees, transfer agent fees, registration fees, and reports to shareholders) are charged to that class and are separately disclosed in the statement of operations. Fund level expenses that are not directly attributable to a specific class are allocated to each class based on relative net assets.

   F.  FUND SHARE TRANSACTIONS
       The Fund calculates the net asset value ("NAV") of each class by taking the total value of its assets, subtracting its liabilities, and dividing by the number of shares of that class. The Fund calculates the NAV of each class once daily at 9:30 a.m. (Eastern time) on days when the Fund is open for business. Beginning July 1, 2006 (effective on July 3, 2006, the first business day thereafter, the Fund will calculate its NAV as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time (the "Close of Trading").

SPARX Japan Fund

APRIL 30, 2006 (Unaudited)

       The price of the shares an investor purchases or redeems will be the next NAV of the relevant class after receipt of an order and accepted by the Fund's transfer agent, or a broker-dealer or other financial intermediary with the authority to accept orders on the Fund's behalf. A sales or redemption order must be received by 9:30 a.m. (Eastern time) in order to receive the current day's NAV. Beginning July 1, 2006, a sales or redemption order must be received by the Close of Trading in order to receive the current day's NAV.

   G.  DISTRIBUTIONS TO SHAREHOLDERS
       Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains determined in accordance with federal tax regulations, which may differ from GAAP.

   H.  FOREIGN CURRENCY
       Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains or losses. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors. Because of the Fund's concentration in securities issued by companies located in Japan, the Fund will be particularly subject to the risks of any adverse social, political, and economic events which occur in Japan or affect Japanese markets, and the value of the Fund's shares may be more volatile than funds that do not similarly concentrate their investments.

   I.  FORWARD CONTRACTS
       The Fund may, but is not required to, enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

   J.  REDEMPTION FEES
       The Fund may charge a 2.00% redemption fee for selling shares you have owned for 60 days or less. The redemption fee is treated as additional paid-in-capital and allocated to each class of shares based on relative net assets.

SPARX Japan Fund

APRIL 30, 2006 (Unaudited)

NOTE 3 - INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, has an agreement (the "Advisory Agreement") with SPARX Investment & Research, USA, Inc. (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. As compensation for its services to the Fund, the Adviser receives an investment advisory fee at an annual rate of 1.00% of the average daily net assets of the Fund, which is accrued daily and paid monthly. As of August 19, 2005, the Adviser has entered into a sub-investment advisory agreement (the "Sub-Advisory Agreement") with SPARX Asset Management Co., Ltd. (the "Sub-Adviser") pursuant to which the Sub-Adviser is responsible for the day-to-day management of the Fund's investment portfolio. The Adviser pays the Sub-Adviser a fee at an annual rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed, until October 31, 2006, to waive receipt of its fees and/or assume expenses of the Fund so that the expenses of each class (excluding taxes, brokerage commissions, extraordinary expenses and interest expenses on borrowings) do not exceed 1.50% and 1.25% of the average daily net assets of the Investor Shares and Institutional Shares, respectively. For the six months ended April 30, 2006, the Adviser waived investment advisory fees of $711,290 and reimbursed the Fund $272,097 for other expenses.

NOTE 4 - SHAREHOLDER SERVICING AND DISTRIBUTION PLAN AND DISTRIBUTION AGREEMENT The Trust has adopted a Shareholder Servicing and Distribution Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which Investor Shares bear an annual fee of 0.25% of the Investor Shares' average daily net assets for expenses incurred in connection with the distribution of Investor Shares and the provision of certain services relating to shareholder accounts of Investor Shares. The Trust has entered into a distribution agreement with UMB Distribution Services, LLC pursuant to which UMB Distribution Services, LLC acts as agent for the distribution of shares of the Fund.

NOTE 5 - INVESTMENT TRANSACTIONS
The Fund's cost of purchases and proceeds from sales of investment securities, other than short-term securities, was $135,384,707 and $46,853,506, respectively, for the six months ended April 30, 2006.

SPARX Japan Fund

APRIL 30, 2006 (Unaudited)

NOTE 6 - FEDERAL INCOME TAX INFORMATION
At April 30, 2006, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

                  Cost of Investments                          $154,513,357
                                                               ============
                  Gross Unrealized Appreciation                 $23,905,972
                  Gross Unrealized Depreciation                  (3,383,849)
                                                               ------------
                  Net Unrealized Appreciation on Investments    $20,522,123
                                                               ============
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing most recent fiscal year end differences in recognizing certain gains and losses in security tranactions.

As of October 31, 2005 (most recent fiscal year end), the components of accumulated earnings on a tax basis were as follows:

                  Undistributed Ordinary Income                  $4,194,498
                  Undistributed Long-Term Capital Gain             $148,945
                  Unrealized Appreciation on Investments         $3,932,291
                  Unrealized Depreciation on Foreign Currency       $(5,197)
                                                               ------------
                  Total Accumulated Earnings                     $8,270,537
                                                               ============
The tax components of dividends paid during the years ended October 31, 2005 and October 31, 2004 were as follows:

                                  October 31, 2005            October 31, 2004
                          ------------------------------------------------------
  Ordinary Income                 $602,575                    $ --

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Not authorized for distribution unless accompanied or preceded by a current prospectus.

The SPARX Japan Fund is distributed by UMB Distribution Services, LLC.

Item 2. Code of Ethics

            Not applicable.

Item 3. Audit Committee Financial Expert

            Not applicable.

Item 4. Principal Accountant Fees and Services

            Not applicable.

Item 5. Audit Committee of Listed Registrants

            Not applicable.

Item 6. Schedule of Investments

            The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed End Management Investment Companies

            Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

            Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

            Not applicable.

Item 10.Submission of Matters to a Vote of Security Holders

            Not applicable.

Item 11.Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics.

         Not applicable.

(a)(2) Certifications of principal executive and principal financial officers required pursuant to Rule 30a-2(a) under the 1940 Act.

(a)(3) Not applicable.

(b) Certification required pursuant to Rule 30a-2(b) under the 1940 Act.





SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPARX Funds Trust

By:      /s/Takashi Tsuchiya
      ---------------------
         Takashi Tsuchiya
         Chief Executive Officer

Date:    July 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/Takashi Tsuchiya
      ---------------------
         Takashi Tsuchiya
         Chief Executive Officer

Date:    July 6, 2006

By:      /s/Hoi Fong
      ---------------------
         Hoi Fong
         Chief Financial Officer

Date: July 6, 2006